Bank Revolving Line of Credit and Fixed Credit Facilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Line of Credit Facility [Abstract]
Bank Revolving Line of Credit and Fixed Credit Facilities
11. Bank Revolving Line of Credit and Fixed Credit Facilities
In 2017, the Company entered into a credit agreement (“the Credit Agreement”) with Bank of America (“the Bank”) which included a revolving line of credit (“the Revolving Line”) and a non-revolving
line of credit (“the Fixed Line #1”). The Revolving Line allowed for repayments and re-borrowings.
The maximum advance was equal to the lesser of $12.4 million (“the Credit Limit”) or the Borrowing Base as defined in the Credit Agreement. The Borrowing Base is computed based upon a percentage of eligible receivables within each aging category under 120 days and is further refined for customer type. Receivables more than 120 days and those from related parties or affiliates are not considered to be eligible receivables for the Borrowing Base.
During the year ended December 31, 2019, the Credit Limit increased to $15.0 million. During the year ended December 31, 2019, a second non-revolving
line of credit was established (Fixed Line #2). During the year ended December 31, 2020, the Company entered into an additional credit agreement with Bank of America (Facility #4). Both credit agreements contained certain financial covenants including fixed charge coverage ratio, debt to EBITDA and adjusted debt to EBITDA, all of which the Company complied with on September 30, 2021 and December 31, 2020.
On July 30, 2021, the Company entered into a Sixth Amendment to the Credit Agreement whereby the Company and the Bank agreed to extend the maturity date of the Revolving Line to July 31, 2023. The Sixth Amendment also eliminated the adjusted debt to EBITDA covenant along with certain administrative requirements and established the Secured Overnight Financing Rate (SOFR) as the replacement for LIBOR. Additional modifications to the Revolving Line included expanded allowances for acquisition and reduced interest rate spreads to a range of 2.00% to 2.60%, among other things.
As of June 30, 2021, the Revolving Line required monthly payments of interest at the greater of the London Interbank Offered Rate (LIBOR) daily floating rate or 1.25% plus an applicable rate which varied between 2.35% and 2.95% based on the Company achieving certain leverage ratios as defined in the Credit Agreement. On September 30, 2021, and September 30, 2020, the interest rate was 3.60% and 3.25%, respectively. All outstanding principal is due upon expiration, which was extended to July 31, 2023, when the Company entered into the Sixth Amendment to the Credit Agreement. The Revolving Line is reported as bank line of credit on the consolidated balance sheets. On September 30, 2021 and December 31, 2020, the outstanding balance on the Revolving Line was $0 and $3.5 million, respectively.
Fixed Line #1 has a maximum advance of $1.0 million and does not allow for re-borrowings
and is included in Notes Payable (see Note 12). Beginning October 1, 2017, the Company began paying interest on a monthly basis at a rate per year equal to LIBOR plus 2.75%. On September 30, 2021 and September 30, 2020, the interest rate was 2.83% and 2.90%, respectively. Commencing the earlier of i) the date no remaining amount is available under the Fixed Line or, ii) August 31, 2018, the Company is obligated to pay the then outstanding principal balance in sixty equal monthly installments through maturity in August 2023. On September 30, 2021 and December 31, 2020, the outstanding balance on Fixed Line #1 was $0.4 million and $0.5 million, respectively.
Fixed Line #2 has a maximum advance of $1.0 million and does not allow for re-borrowings
and is included in Notes Payable (see Note 12). On April 1, 2020, the Company began paying interest monthly at a rate per year equal to LIBOR plus 2.00%. On September 30, 2021, the interest rate was 2.08%. Commencing the earlier of i) the date no remaining amount is available under the Fixed Line or, ii) August 31, 2020, the Company is obligated to pay the then outstanding principal balance in sixty equal monthly installments through maturity in September 2025. On September 30, 2021 and December 31, 2020, the outstanding balance on Fixed Line #2 was $0.8 million and $0.9 million, respectively.
Facility #4 is a term loan with a principal loan amount of $1.0 million and is included in Notes Payable (see Note 12). The loan is to be repaid over thirty-six
months beginning April 13, 2020 through maturity on March 13, 2023. The payments consist of principal and interest in equal combined installments of $29,294. The interest rate on this loan is 3.49%. On September 30, 2021 and December 31, 2020, the outstanding balance on Facility #4 was $0.5 million and $0.8 million, respectively.
The Company secures its obligations under the Credit Agreement with substantially all assets of the Company. Fixed Line #1 is guaranteed by Gary Bowman, the Company’s Chairman and Chief Executive Officer (“Guarantor”). Obligations of the Company to the Guarantor and certain other shareholders of the Company are subordinated to the Company’s obligations under the Credit Agreement and Fixed Line loans. The Company must maintain, on a combined basis certain financial covenants defined in the Credit Agreement.
Interest expense on the Revolving and Fixed Lines totaled $12,000 and $0.1 million during the three and nine months ended September 30, 2021. Interest expense on the Revolving and Fixed Lines totaled $35,000 and $0.2 million during the three and nine months ended September 30, 2020.

11. Lines of Credit
In 2017, the Company entered into a credit agreement (the Credit Agreement) with Bank of America (the Bank) which included a revolving line of credit (the Revolving Line) and a non-revolving
line of credit (the Fixed Line #1). The Revolving Line allowed for repayments and re-borrowings.
The maximum advance was equal to the lesser of $12.4 million (the Credit Limit) or the Borrowing Base as defined in the Credit Agreement. The Borrowing Base is computed based upon a percentage of eligible receivables within each aging category under 120 days and is further refined for customer type. Receivables in excess of 120 days and those from related parties or affiliates are not considered to be eligible receivables for the Borrowing Base.
During the year ended December 31, 2019, the Credit Limit increased to $15.0 million. During the year ended December 31, 2019, a second non-revolving
line of credit was established (Fixed Line #2). During the year ended December 31, 2020, the Company entered into an additional credit agreement with Bank of America (Facility #4). Both of these credit agreements contain certain cash flow related financial covenants including fixed charge coverage ratio, debt to EBITDA and adjusted debt to EBITDA, all of which the Company was in compliance with at December 31, 2019, and 2020.
The Revolving Line requires monthly payments of interest at the London Interbank Offered Rate (LIBOR) daily floating rate plus an applicable rate which varies between 2.35% and 2.95% based on the Company achieving certain leverage ratios as defined in the Credit Agreement. On December 31, 2019 and December 31, 2020, the interest rate was 3.79% and 3.60%, respectively. All outstanding principal is due upon expiration, which is July 31, 2021 unless the agreement is renewed, or an event of default occurs. The Revolving Line is reported as line of credit on the combined balance sheets.
Fixed Line #1 has a maximum advance of $1.0 million and does not allow for re-borrowings
and is included in Notes Payable (see Note 14). Beginning October 1, 2017, the Company began paying interest on a monthly basis at a rate per year equal to LIBOR plus 2.75%. On December 31, 2019 and December 31, 2020, the interest rate was 4.51% and 2.91%, respectively. Commencing the earlier of i) the date no remaining amount is available under the Fixed Line or, ii) August 31, 2018, the Company is obligated to pay the then outstanding principal balance in sixty equal monthly installments through maturity in August 2023. On December 31, 2019 and December 31, 2020, the outstanding balance on Fixed Line #1 was $0.7 million and $0.5 million, respectively.
Fixed Line #2 has a maximum advance of $1.0 million and does not allow for re-borrowings
and is included in Notes Payable (see Note 14). As of the year ended December 31, 2019 the company had not yet drawn on this line. Beginning April 1, 2020, the Company began paying interest monthly at a rate per year equal to LIBOR plus 2.00%. On December 31, 2020, the interest rate was 2.15%. Commencing the earlier of i) the date no remaining amount is available under the Fixed Line or, ii) August 31, 2020, the Company is obligated to pay the then outstanding principal balance in sixty equal monthly installments through maturity in September 2025. On December 31, 2020, the outstanding balance on Fixed Line #2 was $0.8 million.
Facility #4 is a term loan with a principal loan amount of $1.0 million and is included in Notes Payable (see Note 14). The loan is to be repaid over thirty-six
months beginning April 13, 2020 through maturity on March 13, 2023. The payments consist of principal and interest in equal combined installments of $29,294. The interest rate on this loan is 3.49%. On December 31, 2020, the outstanding balance on Facility #4 was $0.9 million.
The Company secures its obligations under the Credit Agreement with substantially all assets of the Company. DCPC, NCPC and BNY pledge their accounts receivable to the Bank as collateral for the Credit Agreement. Fixed Line #1 is guaranteed by Gary Bowman, the Company’s controlling shareholder (“Guarantor”). Obligations of the Company to the Guarantor and certain other shareholders of the Company are subordinated to the Company’s obligations under the Credit Agreement and Fixed Line loans. The Company must maintain, on a combined basis certain financial covenants defined in the Credit Agreement.
Interest expense on the Revolving and Fixed Lines totaled $0.4 million and $0.3 million during the years ended December 31, 2019 and 2020.